Revenues from Contracts with Customers	12 Months Ended
Dec. 31, 2018
Revenues from Contracts with Customers
Revenues from Contracts with Customers

18. Revenues from Contracts with Customers

        The Group has recognized the following amounts relating to revenues:

	For the year ended December 31,
	2016	2017	2018
Revenues from time charters	444,407	485,961	515,324
Revenues from The Cool Pool Limited (GasLog vessels)	19,789	38,046	102,253
Revenues from vessel management services	1,863	1,222	767

Total	466,059	525,229	618,344

        Revenues from The Cool Pool Limited relate to revenues received from GasLog's vessels operating in the Cool Pool and do not include the net pool allocation to GasLog of $17,818 for the year ended December 31, 2018 ($7,254 for the year ended December 31, 2017 and loss of $4,674 for the year ended December 31, 2016), which is recorded as a separate line item in the Profit or Loss Statement.